Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001682241
Document Type	6-K
Entity File Number	001-38208
Entity Registrant Name	Metalpha Technology Holding Limited
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31